Borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current
Bank borrowings - secured		¥ 15,610
Other borrowings - secured	¥ 13,723	15,800
Non-current borrowings, total	13,723	31,410
Current
Bank borrowings - secured	61,781	42,196
Other borrowings - secured	10,434	31,737
Current borrowings, total	72,215	73,933
Borrowings, total	¥ 85,938	¥ 105,343
Effective interest rate on the borrowings	5.11%